Annual Fund Operating Expenses	May 31, 2024
LARGE CAP FUND | SIIT LARGE CAP FUND | SIIT LARGE CAP FUND - CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.47%
LARGE CAP DISCIPLINED EQUITY FUND | SIIT LARGE CAP DISCIPLINED EQUITY FUND | SIIT LARGE CAP DISCIPLINED EQUITY FUND - CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.47%
LARGE CAP INDEX FUND | SIIT LARGE CAP INDEX FUND | SIIT LARGE CAP INDEX FUND - CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.13%
S&P 500 INDEX FUND | SIIT S&P 500 Index Fund | SIIT S&P 500 Index Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.12%
EXTENDED MARKET INDEX FUND | SIIT Extended Market Index Fund | SIIT Extended Market Index Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.20%
SMALL CAP FUND | SIIT SMALL CAP FUND | SIIT SMALL CAP FUND - CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.72%
SMALL CAP II FUND | SIIT Small Cap II Fund | SIIT Small Cap II Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.72%
SMALL/MID CAP EQUITY FUND | SIIT SMALL MID CAP EQUITY FUND | SIIT SMALL MID CAP EQUITY FUND - CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.72%
U.S. EQUITY FACTOR ALLOCATION FUND | SIIT U.S. Equity Factor Allocation Fund | SIIT U.S. Equity Factor Allocation Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.32%
U.S. MANAGED VOLATILITY FUND | SIIT U.S. Managed Volatility Fund | SIIT U.S. Managed Volatility Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.62%	[1]
GLOBAL MANAGED VOLATILITY FUND | SIIT Global Managed Volatility Fund | SIIT Global Managed Volatility Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.72%
WORLD SELECT EQUITY FUND | SIIT World Select Equity Fund | SIIT World Select Equity Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.64%
WORLD EQUITY EX-US FUND | SIIT WORLD EQUITY EX-US FUND | SIIT WORLD EQUITY EX-US FUND - CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.63%
SCREENED WORLD EQUITY EX-US FUND | SIIT Screened World Equity Ex-US Fund | SIIT Screened World Equity Ex-US Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.83%
EMERGING MARKETS EQUITY FUND | SIIT EMERGING MARKETS EQUITY FUND | SIIT EMERGING MARKETS EQUITY FUND - CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.01%	[2]
OPPORTUNISTIC INCOME FUND | SIIT Opportunistic Income Fund | SIIT Opportunistic Income Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.55%
CORE FIXED INCOME FUND | SIIT CORE FIXED INCOME | SIIT CORE FIXED INCOME - CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.37%
HIGH YIELD BOND FUND | SIIT HIGH YIELD BOND FUND | SIIT HIGH YIELD BOND FUND - CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.57%
LONG DURATION FUND | SIIT LONG DURATION FUND | SIIT LONG DURATION FUND - CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.38%
LONG DURATION CREDIT FUND | SIIT Long Duration Credit Fund | SIIT Long Duration Credit Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.37%
ULTRA SHORT DURATION BOND FUND | SIIT Ultra Short Duration Bond Fund | SIIT Ultra Short Duration Bond Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.25%
EMERGING MARKETS DEBT FUND | SIIT EMERGING MARKETS DEBT FUND | SIIT EMERGING MARKETS DEBT FUND - CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.71%	[3]
REAL RETURN FUND | SIIT Real Return Fund | SIIT Real Return Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.29%
LIMITED DURATION BOND FUND | SIIT Limited Duration Bond Fund | SIIT Limited Duration Bond Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.33%
INTERMEDIATE DURATION CREDIT FUND | SIIT Intermediate Duration Credit Fund | SIIT Intermediate Duration Credit Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.32%
DYNAMIC ASSET ALLOCATION FUND | SIIT Dynamic Asset Allocation Fund | SIIT Dynamic Asset Allocation Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.67%
MULTI-ASSET REAL RETURN FUND | SIIT Multi-Asset Real Return Fund | SIIT Multi-Asset Real Return Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.16%
Expenses (as a percentage of Assets)	1.71%

[1]	Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).
[2]	Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).
[3]	Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).